Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2025
Accrued Liabilities
Schedule of accrued liabilities

	January 31,	January 31,
	2025	2024
Accrued compensation and benefits	55,105	43,075
Accrued contingent acquisition consideration	8,674	35,146
Accrued professional fees	1,823	1,577
Other accrued liabilities	14,054	12,026
	79,656	91,824